Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2012	December 31, 2011
Leasehold improvements	$7,279	$7,279
Furniture and equipment	195,927	184,965

Property and equipment, gross	203,206	192,244
Accumulated depreciation	(181,498)	(164,418)

Net property and equipment	$21,708	$27,826

Depreciation expense was $17,080 and $35,771 for the years ended December 31, 2012 and 2011, respectively.